Asset Acquisition (Details) - USD ($) $ in Thousands	Jan. 07, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 05, 2018
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory				$ 848
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Equipment				67
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				1,845
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets				2,760
Business Combination, Consideration Transferred	$ 1,200
Business Combination, Contingent Consideration, Liability, Current		$ 0	$ 1,071	920
Business Combination, Contingent Consideration, Liability, Noncurrent				$ 640